Equity Investments in OCHL (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Equity Investments in OCHL [Abstract]
Schedule of changes in investments in and advances to equity method investments
Balance March 31, 2016	$4,889,515
50% share of net income	132,832

Balance November 24, 2016	$5,022,347

Balance March 31, 2014
Initial Investment	$4,200,000
50% share of net income (loss)	278,962

Balance March 31, 2015	4,478,962
50% share of net income	410,553

Balance March 31, 2016	$4,889,515

Schedule of carrying amounts of the major classes of assets and liabilities
	March 31, 2016	March 31, 2015
Assets
Current assets:
Cash and cash equivalents	$386,009	$830,831
Accounts receivable	24,743	67,876
Inventory	62,548	161,977
Prepaid expenses and other current assets	533,128	495,761
Total current assets	1,006,429	1,556,444

Other assets:
Property and equipment, net of accumulated depreciation	867,975	948,867
Total assets	$1,874,205	$2,505,311

Liabilities
Current liabilities:
Accounts payable	$514,488	$695,340
Taxes payable	410,504	241,813
Notes payable, current	207,978	1,404,465
Other accrued liabilities	460,290	592,148
Total current liabilities	1,593,210	2,933,767
Deferred rent – noncurrent	937,459	1,049,144
Total Liabilities	2,530,669	3,982,911

Shareholders deficit	(656,464)	(1,477,670)

Total liabilities and shareholders’ deficit	$1,874,205	$2,505,311

Schedule of revenue and expenses
	Three Months Ended December 31, 2016 (Unaudited)	Three Months Ended December 31, 2015 (Unaudited)	Nine Months Ended December 31, 2016 (Unaudited)	Nine Months Ended December 31, 2015 (Unaudited)
Revenue	$1,109,427	$2,185,959	$3,921,204	$5,322,665
Cost of revenue	154,107	280,110	546,480	734,179
Gross profit	955,320	1,905,849	3,374,724	4,588,486

Operating expenses:
Selling, general and administrative	754,219	1,442,311	2,893,306	3,809,723
Depreciation and amortization	17,576	—	74,828	—
Total operating expenses	771,795	1,442,311	2,968,134	3,809,723
Income from operations before other expenses	183,525	463,538	406,590	778,763

Other expenses:
Interest	—	—	28,002	64,838

Income before provision for taxes	183,525	463,538	378,588	713,925

Taxes	45,200	82,544	112,924	180,353
Net Incomes	$138,325	$380,994	$265,664	$533,572

	Years Ended March 31,
	2016	2015
Revenue	$6,754,707	$7,436,877
Cost of revenue	920,667	1,101,267
Gross profit	5,834,040	6,335,611

Operating expenses:
Selling, general and administrative	4,613,058	5,262,813
Depreciation and amortization	133,106	160,142
Total operating expenses	4,746,164	5,422,955
Income from operations before other expenses	1,087,875	912,656

Other expenses:
Interest	45,997	92,949

Income before provision for taxes	1,041,879	819,707

Taxes	220,773	261,784

Net Incomes	$821,105	$557,923